T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.1%
COMMUNICATION SERVICES  1.2%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1)(2) 7,281 —
—
Entertainment  0.1%
Playtika Holding  101,282 802
802
Media  0.8%
Interpublic Group  27,045 856
Nexstar Media Group  13,801 2,282
Stagwell (2) 294,204 2,065
5,203
Wireless Telecommunication Services  0.3%
Millicom International Cellular (2) 78,950 2,141
2,141
Total Communication Services 8,146
CONSUMER DISCRETIONARY  10.6%
Automobile Components  0.8%
Autoliv  11,686 1,091
Patrick Industries  13,625 1,940
Phinia  49,720 2,289
5,320
Broadline Retail  0.2%
Global-e Online (2) 27,850 1,071
1,071
Diversified Consumer Services  2.6%
Carriage Services  54,580 1,792
Duolingo (2) 5,190 1,464
Frontdoor (2) 46,460 2,229
Grand Canyon Education (2) 9,290 1,318
H&R Block  45,690 2,903
Perdoceo Education  60,870 1,354
Service Corp. International  40,990 3,235
Stride (2)(3) 36,911 3,149
17,444
Hotels, Restaurants & Leisure  2.7%
Boyd Gaming  39,224 2,536
Domino's Pizza  5,098 2,193

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Monarch Casino & Resort  23,960 1,899
Norwegian Cruise Line Holdings (2) 84,420 1,731
Texas Roadhouse  7,530 1,330
Travel + Leisure  45,961 2,118
Wingstop  4,767 1,983
Wynn Resorts  44,938 4,309
18,099
Household Durables  1.1%
PulteGroup  24,654 3,539
Toll Brothers  24,947 3,854
7,393
Leisure Products  0.4%
BRP (3) 39,152 2,331
2,331
Specialty Retail  1.5%
Bath & Body Works  108,537 3,464
Burlington Stores (2) 13,321 3,510
Carvana (2) 10,890 1,896
Murphy USA  1,631 804
Upbound Group  21,218 679
10,353
Textiles, Apparel & Luxury Goods  1.3%
Carter's  17,336 1,126
Deckers Outdoor (2) 11,262 1,796
Kontoor Brands  30,620 2,504
PVH  22,658 2,285
Steven Madden  25,238 1,236
8,947
Total Consumer Discretionary 70,958
CONSUMER STAPLES  2.3%
Beverages  0.4%
Coca-Cola Consolidated  1,959 2,579
2,579
Consumer Staples Distribution & Retail  0.1%
Andersons  15,224 763
763
Food Products  1.2%
Dole  175,511 2,859
Ingredion  18,390 2,527
Nomad Foods  97,050 1,850

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Post Holdings (2) 5,400 625
7,861
Household Products  0.3%
Central Garden & Pet, Class A (2) 60,340 1,895
1,895
Tobacco  0.3%
Turning Point Brands  45,760 1,975
1,975
Total Consumer Staples 15,073
ENERGY  4.4%
Energy Equipment & Services  1.9%
Expro Group Holdings (2) 94,831 1,628
Liberty Energy  86,215 1,646
Oil States International (2) 434,020 1,996
Select Water Solutions  107,150 1,193
TechnipFMC  194,412 5,099
Weatherford International  14,942 1,269
12,831
Oil, Gas & Consumable Fuels  2.5%
Chesapeake Energy  23,965 1,971
Gulfport Energy (2) 11,789 1,784
PBF Energy, Class A  15,648 484
Permian Resources  188,280 2,563
Range Resources  76,078 2,340
Scorpio Tankers  51,660 3,683
Southwestern Energy (2) 230,460 1,639
World Kinect (3) 75,203 2,325
16,789
Total Energy 29,620
FINANCIALS  15.9%
Banks  4.7%
Amalgamated Financial  50,420 1,582
East West Bancorp  28,122 2,327
First BanCorp Puerto Rico  168,250 3,562
Hanmi Financial  39,183 729
Huntington Bancshares  188,412 2,770
Independent Bank  44,178 1,473
Metropolitan Bank Holding (2) 34,348 1,806
OceanFirst Financial  54,860 1,020
OFG Bancorp  29,170 1,310
Popular  48,413 4,854

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Preferred Bank  16,588 1,331
Webster Financial  106,558 4,967
Western Alliance Bancorp  44,613 3,858
31,589
Capital Markets  1.4%
Affiliated Managers Group  8,150 1,449
LPL Financial Holdings  8,364 1,946
StepStone Group, Class A  30,010 1,705
StoneX Group (2) 34,060 2,789
Virtus Investment Partners  7,196 1,507
9,396
Consumer Finance  0.2%
OneMain Holdings  35,270 1,660
1,660
Financial Services  5.8%
Banco Latinoamericano de Comercio Exterior, Class E  81,104 2,635
Corebridge Financial  126,780 3,697
Corpay (2) 15,685 4,906
Equitable Holdings  73,104 3,072
Essent Group  41,529 2,670
Euronet Worldwide (2) 20,762 2,060
International Money Express (2) 81,119 1,500
Mr Cooper Group (2) 54,329 5,008
Payoneer Global (2) 548,649 4,131
Voya Financial  54,772 4,339
Western Union  391,330 4,669
38,687
Insurance  2.9%
American Financial Group  14,030 1,889
Axis Capital Holdings  43,940 3,498
Bowhead Specialty Holdings (2) 6,523 183
Everest Group  6,639 2,601
James River Group Holdings  107,960 677
Old Republic International  73,344 2,598
Reinsurance Group of America  10,296 2,243
RenaissanceRe Holdings  15,680 4,271
Skyward Specialty Insurance Group (2) 30,588 1,246
TWFG (2) 12,393 336
19,542
Mortgage Real Estate Investment Trusts  0.9%
Annaly Capital Management, REIT  196,190 3,937

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Rithm Capital, REIT  203,960 2,315
6,252
Total Financials 107,126
HEALTH CARE  16.1%
Biotechnology  6.7%
ACADIA Pharmaceuticals (2) 28,720 442
Akero Therapeutics (2) 26,664 765
Alkermes (2) 36,583 1,024
Argenx, ADR (2) 2,545 1,380
Ascendis Pharma, ADR (2) 6,850 1,023
Avidity Biosciences (2) 41,600 1,911
Biohaven (2) 15,817 790
Blueprint Medicines (2) 16,703 1,545
Celldex Therapeutics (2) 22,370 760
Crinetics Pharmaceuticals (2) 29,275 1,496
Cytokinetics (2) 18,000 950
Disc Medicine (2) 9,864 485
Dyne Therapeutics (2) 13,220 475
Exact Sciences (2)(3) 57,330 3,905
Ideaya Biosciences (2) 26,961 854
Immatics (2) 24,921 284
Insmed (2) 32,880 2,400
Intellia Therapeutics (2)(3) 33,834 695
Ionis Pharmaceuticals (2) 31,759 1,272
Keros Therapeutics (2) 16,210 941
Kymera Therapeutics (2) 33,895 1,604
Madrigal Pharmaceuticals (2) 3,428 727
Merus (2) 4,630 231
Mirum Pharmaceuticals (2) 10,090 394
MoonLake Immunotherapeutics (2) 14,700 741
Natera (2) 27,257 3,460
Neurocrine Biosciences (2) 17,998 2,074
Nurix Therapeutics (2) 38,620 868
Praxis Precision Medicines (2) 6,330 364
Prothena (2) 22,115 370
Relay Therapeutics (2) 82,040 581
Replimune Group (2) 89,651 983
REVOLUTION Medicines (2) 26,304 1,193
Rocket Pharmaceuticals (2) 22,870 422
Sarepta Therapeutics (2) 7,478 934
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(4) 2,403 6
Scholar Rock Holding (2) 42,021 337

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Soleno Therapeutics (2) 7,160 362
SpringWorks Therapeutics (2)(3) 8,922 286
Ultragenyx Pharmaceutical (2) 23,495 1,305
Vaxcyte (2) 20,032 2,289
Vera Therapeutics (2) 22,977 1,016
Xencor (2) 35,202 708
44,652
Health Care Equipment & Supplies  2.1%
Hologic (2) 58,771 4,787
Merit Medical Systems (2) 21,426 2,118
Penumbra (2) 4,600 894
STERIS  6,299 1,528
Teleflex  19,930 4,929
14,256
Health Care Providers & Services  4.3%
DaVita (2) 9,480 1,554
Encompass Health  49,406 4,775
Molina Healthcare (2) 8,494 2,927
Option Care Health (2) 127,930 4,004
Quest Diagnostics  23,470 3,644
Select Medical Holdings  131,830 4,597
Tenet Healthcare (2) 37,644 6,256
Universal Health Services, Class B  4,132 946
28,703
Health Care Technology  0.4%
Evolent Health, Class A (2) 56,510 1,598
GoodRx Holdings, Class A (2)(3) 180,370 1,252
2,850
Life Sciences Tools & Services  1.1%
Bio-Techne  20,890 1,670
Medpace Holdings (2) 3,557 1,187
Repligen (2) 7,526 1,120
Revvity  28,080 3,587
7,564
Pharmaceuticals  1.5%
Arvinas (2) 27,010 665
Elanco Animal Health (2) 171,321 2,517
EyePoint Pharmaceuticals (2) 20,183 161
Intra-Cellular Therapies (2) 8,352 611
Perrigo  27,617 724
Pliant Therapeutics (2) 30,813 346

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Prestige Consumer Healthcare (2) 22,299 1,608
Structure Therapeutics, ADR (2)(3) 18,068 793
Viatris  221,784 2,575
10,000
Total Health Care 108,025
INDUSTRIALS & BUSINESS SERVICES  20.9%
Aerospace & Defense  2.2%
Curtiss-Wright  9,346 3,072
Howmet Aerospace  17,531 1,757
Huntington Ingalls Industries  7,914 2,092
Loar Holdings (2) 5,777 431
Textron  58,326 5,167
V2X (2) 44,659 2,495
15,014
Building Products  1.2%
AZEK (2) 41,020 1,920
Carlisle  2,809 1,263
Owens Corning  17,716 3,127
UFP Industries  15,495 2,033
8,343
Commercial Services & Supplies  1.3%
Aris Water Solutions, Class A (3) 63,220 1,067
Brady, Class A  26,019 1,994
Brink's  28,930 3,345
CoreCivic (2) 55,811 706
GEO Group (2) 143,060 1,838
8,950
Construction & Engineering  3.2%
AECOM  30,473 3,147
API Group (2) 109,689 3,622
Argan  21,440 2,175
EMCOR Group  9,905 4,264
Primoris Services  36,003 2,091
Sterling Infrastructure (2) 10,718 1,554
Tutor Perini (2) 83,020 2,255
WillScot Holdings (2) 64,510 2,426
21,534
Electrical Equipment  1.4%
Acuity Brands  7,109 1,958
EnerSys  20,116 2,053
Hubbell  4,606 1,973

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Sensata Technologies Holding  95,710 3,432
9,416
Ground Transportation  0.7%
Landstar System  5,427 1,025
TFI International (3) 28,865 3,951
4,976
Machinery  5.0%
AGCO  32,410 3,172
Alamo Group  9,227 1,662
Atmus Filtration Technologies  130,053 4,881
Blue Bird (2) 45,090 2,162
Esab  35,473 3,771
Hillman Solutions (2) 139,590 1,474
Hyster-Yale  14,341 914
Mueller Industries  35,248 2,612
Mueller Water Products, Class A  121,408 2,635
REV Group  38,924 1,092
Stanley Black & Decker  35,564 3,917
Timken  23,724 2,000
Toro  32,750 2,840
33,132
Marine Transportation  0.4%
Kirby (2) 22,590 2,766
2,766
Passenger Airlines  0.5%
Copa Holdings, Class A  32,400 3,040
3,040
Professional Services  2.7%
Barrett Business Services  57,524 2,158
Genpact  25,570 1,003
Korn Ferry  31,077 2,338
Leidos Holdings  25,261 4,117
ManpowerGroup  11,683 859
SS&C Technologies Holdings  65,495 4,860
Upwork (2) 100,350 1,049
Verra Mobility (2) 66,580 1,852
18,236
Trading Companies & Distributors  2.3%
Applied Industrial Technologies  12,980 2,896
Beacon Roofing Supply (2) 12,790 1,106
BlueLinx Holdings (2) 12,350 1,302

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Boise Cascade  15,930 2,246
Core & Main, Class A (2) 44,411 1,972
Karat Packaging  59,717 1,546
SiteOne Landscape Supply (2) 14,421 2,176
WESCO International  10,920 1,834
15,078
Total Industrials & Business Services 140,485
INFORMATION TECHNOLOGY  14.9%
Communications Equipment  0.2%
Ciena (2) 23,300 1,435
1,435
Electronic Equipment, Instruments & Components  3.0%
Belden  43,451 5,090
ePlus (2) 27,070 2,662
Flex (2) 54,360 1,817
Jabil  26,470 3,172
TD SYNNEX  13,600 1,633
Vontier  51,846 1,749
Zebra Technologies, Class A (2) 9,800 3,629
19,752
IT Services  1.5%
Amdocs  21,809 1,908
ASGN (2) 15,095 1,407
Globant (2) 10,020 1,985
GoDaddy, Class A (2) 28,540 4,475
9,775
Semiconductors & Semiconductor Equipment  2.4%
Amkor Technology  67,842 2,076
Cirrus Logic (2) 11,425 1,419
Entegris  25,270 2,844
MKS Instruments  46,159 5,018
Photronics (2) 51,349 1,271
SMART Global Holdings (2) 74,491 1,561
Ultra Clean Holdings (2) 43,530 1,738
15,927
Software  7.8%
A10 Networks  126,234 1,823
ACI Worldwide (2) 54,622 2,780
Alarm.com Holdings (2) 33,700 1,842
AppLovin, Class A (2) 22,855 2,984
Blackbaud (2) 27,560 2,334

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Box, Class A (2) 39,741 1,301
Braze, Class A (2) 27,990 905
CommVault Systems (2) 13,160 2,025
Descartes Systems Group (2) 42,915 4,419
DocuSign (2) 74,668 4,636
Dolby Laboratories, Class A  15,551 1,190
Dynatrace (2) 75,000 4,010
Gen Digital  118,753 3,257
Monday.com (2) 4,150 1,153
Nutanix, Class A (2) 84,269 4,993
Open Text  29,585 985
PTC (2) 15,299 2,764
Samsara, Class A (2) 29,768 1,432
Sapiens International  48,750 1,817
SolarWinds  143,560 1,873
Teradata (2) 43,157 1,309
Verint Systems (2) 52,495 1,330
Zscaler (2) 5,158 882
52,044
Total Information Technology 98,933
MATERIALS  4.4%
Chemicals  2.2%
Avient  35,630 1,793
Axalta Coating Systems (2) 73,220 2,650
CF Industries Holdings  16,305 1,399
Innospec  10,830 1,224
Minerals Technologies  26,620 2,056
RPM International  45,016 5,447
14,569
Containers & Packaging  0.5%
Berry Global Group  21,195 1,441
International Paper  38,450 1,878
3,319
Metals & Mining  1.2%
Champion Iron (CAD)  238,557 1,171
Reliance  13,319 3,852
Steel Dynamics  24,387 3,075
8,098
Paper & Forest Products  0.5%
Clearwater Paper (2) 29,139 832

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Louisiana-Pacific  22,580 2,426
3,258
Total Materials 29,244
REAL ESTATE  5.7%
Diversified Real Estate Investment Trusts  0.1%
Armada Hoffler Properties, REIT  86,100 932
932
Health Care Real Estate Investment Trusts  0.2%
Global Medical REIT, REIT  113,120 1,121
1,121
Hotel & Resort Real Estate Investment Trusts  0.7%
Braemar Hotels & Resorts, REIT  203,929 630
DiamondRock Hospitality, REIT  141,269 1,233
Host Hotels & Resorts, REIT  89,819 1,581
Park Hotels & Resorts, REIT  99,190 1,399
4,843
Industrial Real Estate Investment Trusts  0.6%
Rexford Industrial Realty, REIT  84,547 4,254
4,254
Office Real Estate Investment Trusts  0.7%
Hudson Pacific Properties, REIT  217,859 1,042
Vornado Realty Trust, REIT  83,710 3,298
4,340
Residential Real Estate Investment Trusts  0.8%
American Homes 4 Rent, Class A, REIT  24,410 937
Essex Property Trust, REIT  7,432 2,195
Sun Communities, REIT  18,740 2,533
5,665
Retail Real Estate Investment Trusts  0.9%
Brixmor Property Group, REIT  99,482 2,772
Kimco Realty, REIT  51,020 1,185
Regency Centers, REIT  15,920 1,150
Saul Centers, REIT  22,341 937
6,044
Specialized Real Estate Investment Trusts  1.7%
CubeSmart, REIT  66,685 3,590
EPR Properties, REIT  14,941 733
Gaming & Leisure Properties, REIT  31,120 1,601

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lamar Advertising, Class A, REIT  38,189 5,102
11,026
Total Real Estate 38,225
UTILITIES  2.7%
Electric Utilities  1.0%
Evergy  54,700 3,392
NRG Energy  10,980 1,000
Portland General Electric  45,930 2,200
6,592
Gas Utilities  0.7%
National Fuel Gas  48,050 2,912
UGI  62,620 1,567
4,479
Independent Power & Renewable Electricity
Producers  0.2%
Clearway Energy, Class C  38,712 1,188
1,188
Multi-Utilities  0.8%
NiSource  89,297 3,094
Northwestern Energy Group  39,570 2,264
5,358
Total Utilities 17,617
Total Common Stocks (Cost $540,658) 663,452
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 4.97% (5)(6) 3,782,172 3,782
Total Short-Term Investments (Cost $3,782) 3,782

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 4.97% (5)(6) 14,377,504 14,378
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 14,378
Total Securities Lending Collateral (Cost $14,378) 14,378
Total Investments in Securities  101.9%
(Cost $558,818) $ 681,612
Other Assets Less Liabilities (1.9)% (12,965)
Net Assets 100.0% $ 668,647
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at September 30, 2024.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 141++
Totals $ —# $ — $ 141+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 8,625  ¤  ¤ $ 18,160
Total $ 18,160^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $141 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,160.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F202-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 662,275 $ 1,177 $ — $ 663,452
Short-Term Investments 3,782 — — 3,782
Securities Lending Collateral 14,378 — — 14,378
Total $ 680,435 $ 1,177 $ — $ 681,612